OPERATING LEASES (Schedule of Rental Income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Operating Leased Assets [Line Items]
Minimum rentals	$ 18,355,925	$ 17,392,398
Contingent rentals	1,856,954	2,139,448
Rental income	20,212,879	19,531,846
Company Owned Property [Member]
Operating Leased Assets [Line Items]
Minimum rentals	11,798,456	10,940,491
Contingent rentals	1,237,614	1,454,827
Leased Property [Member]
Operating Leased Assets [Line Items]
Minimum rentals	6,557,469	6,451,907
Contingent rentals	$ 619,340	$ 684,621